Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000205004_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000205004_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000205004_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%
C000014552_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014552_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014552_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014553_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014553_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014553_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014551_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014551_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014551_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014549_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014549_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014549_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000205003_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000205003_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000205003_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%
C000014542_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014542_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014542_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014543_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014543_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014543_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014541_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014541_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014541_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014539_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014539_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014539_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000205005_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000205005_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000205005_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%
C000014557_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014557_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014557_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014558_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014558_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014558_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014556_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014556_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014556_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014554_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014554_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014554_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000204999_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000204999_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000204999_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%
C000014522_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014522_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014522_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014523_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014523_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014523_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014521_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014521_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014521_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014519_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014519_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014519_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000205006_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000205006_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000205006_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%
C000014562_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014562_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014562_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014563_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014563_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014563_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014561_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014561_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014561_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000014559_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000014559_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000014559_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000205004_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	84.77%
C000205004_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.93%
C000205004_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	36.01%
C000205004_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	83.33%
C000205004_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.31%
C000205004_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.23%
C000014552_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	77.21%
C000014552_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		34.13%
C000014552_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			32.52%
C000014552_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	83.64%
C000014552_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.09%
C000014552_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			32.99%
C000014552_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	83.33%
C000014552_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.31%
C000014552_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			33.35%
C000014553_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	84.55%
C000014553_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.77%
C000014553_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			33.73%
C000014553_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	83.33%
C000014553_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.31%
C000014553_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			33.35%
C000014551_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	81.71%
C000014551_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		34.41%
C000014551_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			32.56%
C000014551_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	82.71%
C000014551_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		34.41%
C000014551_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			32.56%
C000014551_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	83.33%
C000014551_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.31%
C000014551_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			33.35%
C000014549_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	73.51%
C000014549_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		33.83%
C000014549_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			32.57%
C000014549_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	84.09%
C000014549_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.42%
C000014549_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			33.36%
C000014549_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	83.33%
C000014549_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		35.31%
C000014549_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			33.35%
C000205003_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.79%
C000205003_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.60%
C000205003_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%
C000205003_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%
C000205003_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000205003_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%
C000014542_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%
C000014542_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.03%
C000014542_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.88%
C000014542_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.04%
C000014542_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.86%
C000014542_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.28%
C000014542_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%
C000014542_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000014542_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.84%
C000014543_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%
C000014543_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.46%
C000014543_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.87%
C000014543_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%
C000014543_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000014543_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.84%
C000014541_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%
C000014541_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000014541_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.89%
C000014541_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%
C000014541_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000014541_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.89%
C000014541_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%
C000014541_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000014541_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.84%
C000014539_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%
C000014539_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.78%
C000014539_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.90%
C000014539_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.35%
C000014539_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%
C000014539_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.57%
C000014539_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%
C000014539_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000014539_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.84%
C000205005_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.42%
C000205005_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.48%
C000205005_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%
C000205005_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000205005_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%
C000205005_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%
C000014557_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%
C000014557_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.95%
C000014557_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.23%
C000014557_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.66%
C000014557_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.75%
C000014557_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.63%
C000014557_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000014557_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%
C000014557_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.43%
C000014558_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%
C000014558_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.34%
C000014558_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.24%
C000014558_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000014558_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%
C000014558_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.43%
C000014556_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%
C000014556_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%
C000014556_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.24%
C000014556_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%
C000014556_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%
C000014556_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.24%
C000014556_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000014556_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%
C000014556_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.43%
C000014554_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%
C000014554_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000014554_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.25%
C000014554_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%
C000014554_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.03%
C000014554_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.92%
C000014554_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000014554_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%
C000014554_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.43%
C000204999_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	62.81%
C000204999_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%
C000204999_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%
C000204999_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.59%
C000204999_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
C000204999_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%
C000014522_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	56.11%
C000014522_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.48%
C000014522_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.85%
C000014522_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	61.77%
C000014522_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.28%
C000014522_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%
C000014522_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.59%
C000014522_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
C000014522_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
C000014523_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	62.58%
C000014523_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.87%
C000014523_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.87%
C000014523_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.59%
C000014523_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
C000014523_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
C000014521_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	59.99%
C000014521_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%
C000014521_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.90%
C000014521_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	60.99%
C000014521_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%
C000014521_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.90%
C000014521_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.59%
C000014521_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
C000014521_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
C000014519_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	52.88%
C000014519_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.25%
C000014519_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.91%
C000014519_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	62.21%
C000014519_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.57%
C000014519_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.57%
C000014519_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.59%
C000014519_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
C000014519_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
C000205006_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.10%
C000205006_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.80%
C000205006_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000205006_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.51%
C000205006_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%
C000205006_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%
C000014562_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.76%
C000014562_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.42%
C000014562_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.47%
C000014562_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.28%
C000014562_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%
C000014562_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.86%
C000014562_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.51%
C000014562_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%
C000014562_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.98%
C000014563_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.93%
C000014563_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.67%
C000014563_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.42%
C000014563_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.51%
C000014563_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%
C000014563_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.98%
C000014561_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.64%
C000014561_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.64%
C000014561_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000014561_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.64%
C000014561_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.64%
C000014561_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000014561_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.51%
C000014561_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%
C000014561_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.98%
C000014559_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.17%
C000014559_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.19%
C000014559_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000014559_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.62%
C000014559_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.41%
C000014559_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.14%
C000014559_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.51%
C000014559_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%
C000014559_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.98%